Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Defiance AI & Power Infrastructure ETF
Shareholder Report [Line Items]
Fund Name	Defiance AI & Power Infrastructure ETF
Class Name	Defiance AI & Power Infrastructure ETF
Trading Symbol	AIPO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance AI & Power Infrastructure ETF (the "Fund") for the period July 24, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/aipo . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance AI & Power Infrastructure ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/aipo
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance AI & Power Infrastructure ETF	$ 7	0.69%

The Fund commenced operations on July 24, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.69%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on July 24, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Since AIPO’s launch on July 24, 2025, the fund performance is slightly positive. The Fund tracks the index of U.S.-listed companies deriving at least 50% of revenue from AI or power infrastructure. Given its thematic focus (intersection of AI and power infrastructure), the Fund benefits from continued investor interest in AI hardware, data-center infrastructure, electrification and grid modernization as secular themes.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended August 31, 2025:	Since Inception ( 7/24/25 )
Defiance AI And Power Infrastructure ETF - at NAV	0.51%
S&P 500® Total Return Index	1.66%

Performance Inception Date	Jul. 24, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 9,548,000
Holdings Count | Holdings	54
Advisory Fees Paid, Amount	$ 3,871
Investment Company, Portfolio Turnover	0.00% [1]
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$9,548
Number of Holdings	54
Total Advisory Fee	$3,871
Portfolio Turnover	0%*
*	Amount is less than 0.05%.

Holdings [Text Block]	Sectors - Investments (% of total net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
GE Vernova, Inc.	8.7
Eaton Corp. PLC	7.3
Quanta Services, Inc.	7.2
Vertiv Holdings Co. - Class A	5.8
Cameco Corp.	4.6
NVIDIA Corporation	4.2
Broadcom, Inc.	4.0
Constellation Energy Corp.	3.2
Hubbell, Inc.	2.8
Vistra Corp.	2.4

Defiance Gold Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Gold Enhanced Options Income ETF
Class Name	Defiance Gold Enhanced Options Income ETF
Trading Symbol	GLDY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Gold Enhanced Options Income ETF (the "Fund") for the period April 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/gldy . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Gold Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/gldy
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Gold Enhanced Options Income ETF	$ 43	1.01%

The Fund commenced operations on April 1, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.01%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on April 1, 2025. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the limited 5-month reporting period, the Fund generated slight positive total returns. This is expected as the reference underlying SPDR ® Gold Trust (GLD) was positive during the period. The Fund’s performance was positive and paid out high monthly dividends due to taking in weekly option premiums. The Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the weekly moves of the underlying asset.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended August 31, 2025:	Since Inception ( 4/1/25 )
Defiance Gold Enhanced Options Income ETF - at NAV	2.66%
S&P 500® Total Return Index	15.73%

Performance Inception Date	Apr. 01, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 06, 2025
Net Assets	$ 5,598,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 10,933
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$5,598
Number of Holdings	8
Total Advisory Fee	$10,933
Portfolio Turnover	0%
What did the Fund invest in? (as of August 31, 2025)
Holdings [Text Block]	Security Type - Investments & Other Financial Instruments (% of total net assets)
Largest Holdings [Text Block]
Top Holdings
(% of net assets)
First American Government Obligations Fund - Class X, 4.22%
52.2
United States Treasury Bills
40.5
United States Treasury Notes/Bonds
5.4
SPDR Gold Shares, Expiration: 09/03/2025; Exercise Price: $318.00
-0.6

Material Fund Change [Text Block]	Fund Changes Effective June 6, 2025 , the Fund changed their distribution frequency from monthly to weekly.
Defiance Large Cap ex-Mag 7 ETF
Shareholder Report [Line Items]
Fund Name	Defiance Large Cap ex-Mag 7 ETF
Class Name	Defiance Large Cap ex-Mag 7 ETF
Trading Symbol	XMAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Large Cap ex-Mag 7 ETF (the "Fund") for the period October 21, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/xmag . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Large Cap ex-Mag 7 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/xmag
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Large Cap Ex-mag 7 ETF	$ 32	0.35%

The Fund commenced operations on October 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.35%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 21, 2024. Expenses for a full reporting period would be higher than the figures shown.
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

XMAG launched on October 21, 2024 and has produced positive returns since that time. Its performance reflected the benefit of avoiding the “Magnificent 7” mega‐cap tech stocks (i.e., Apple Inc., Microsoft Corporation, Alphabet Inc., Amazon.com, Inc., NVIDIA Corporation, Meta Platforms, Inc. and Tesla, Inc.), while emphasizing the other ~493 S&P 500 stocks. With its broader large-cap exposure (excluding the mega-tech group), XMAG captured market participation in sectors like Financials, Health Care, Industrials, etc., which helped in the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Returns for the Period Ended August 31, 2025:	Since Inception ( 10/21/24 )
Defiance Large Cap Ex-mag 7 ETF - at NAV	8.58%
S&P 500® Total Return Index	11.60%

Performance Inception Date	Oct. 21, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 38,994,000
Holdings Count | Holdings	492
Advisory Fees Paid, Amount	$ 74,397
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$38,994
Number of Holdings	492
Total Advisory Fee	$74,397
Portfolio Turnover	7%
What did the Fund invest in? (as of August 31, 2025)
Holdings [Text Block]	Sectors - Investments (% of total net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]
Top Ten Holdings	(% of net assets)
Broadcom, Inc.	3.7
JPMorgan Chase & Co.	2.2
Berkshire Hathaway, Inc. - Class B	1.8
Eli Lilly & Co.	1.7
Visa, Inc. - Class A	1.6
Netflix, Inc.	1.4
Exxon Mobil Corp.	1.3
Mastercard, Inc. - Class A	1.3
Johnson & Johnson	1.1
Walmart, Inc.	1.1

Defiance Nasdaq 100 Income Target ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 Income Target ETF
Class Name	Defiance Nasdaq 100 Income Target ETF
Trading Symbol	QQQT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Nasdaq 100 Income Target ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qqqt . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Nasdaq 100 Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/qqqt
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Income Target ETF	$ 108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns. Since the underlying Nasdaq 100 Index (''NDX'') also was up over the reporting period, that was to be expected due to the exposure to the index. At the same time, the Fund paid out monthly dividends commensurate with the stated target of 20% per year in distributions. Since the Fund sells daily, near the money NDX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception ( 6/20/24 )
Defiance Nasdaq 100 Income Target ETF - at NAV	15.20%	10.40%
S&P 500® Total Return Index	15.88%	16.36%

Performance Inception Date	Jun. 20, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 27,916,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 168,796
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$27,916
Number of Holdings	4
Total Advisory Fee	$168,796
Portfolio Turnover	12%
What did the Fund invest in? (as of August 31, 2025)
Holdings [Text Block]

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings	(% of net assets)
Invesco QQQ Trust Series 1	100.0
First American Government Obligations Fund - Class X, 4.22%	1.4
Nasdaq 100 Stock Index, Expiration: 09/02/2025; Exercise Price: $23,415.42	-0.5
NASDAQ 100 Index, Expiration: 09/02/2025; Exercise Price: $23,462.25	0.4

Defiance Nasdaq 100 Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Class Name	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Trading Symbol	QQQY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qqqy . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/qqqy
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Enhanced Income Options & 0DTE Income ETF	$ 105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly and weekly dividends. Since the Fund sells daily, in-the-money Nasdaq 100 Index (''NDX'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the SPX performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception (9/13/23)
Defiance Nasdaq 100 Enhanced Income Options & 0DTE Income ETF - at NAV	8.21%	12.17%
S&P 500® Total Return Index	15.88%	22.30%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 186,039,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 1,645,395
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$186,039
Number of Holdings	8
Total Advisory Fee	$1,645,395
Portfolio Turnover	0%

What did the Fund invest in?

(as of August 31, 2025)

Holdings [Text Block]

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of net assets)
United States Treasury Bills	52.0
United States Treasury Notes/Bonds	23.2
First American Government Obligations Fund - Class X, 4.22%	9.1
NASDAQ 100 Index, Expiration: 09/02/2025; Exercise Price: $23,480.00	-0.5

Material Fund Change [Text Block]

Fund Changes

Effective April 25, 2025, the Fund changed their distribution frequency from monthly to weekly.

Effective October 23, 2025, the Fund updated it's investment objective to the following, as well as outlining new principal investment strategies:

"The Fund's primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index (the “Index”)."

Under the Fund’s new principal investment strategies, the Fund will seek to generate options premium by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target a distribution rate of approximately 30%. This approach is designed to generate options premium while more fully participating in the gains of the underlying index. This represents a shift from the Fund’s current strategy, which seeks to income by selling a daily put option on the index, which caps the upside capture of index gains on a daily basis.

Material Fund Change Objectives [Text Block]

Effective October 23, 2025, the Fund updated it's investment objective to the following, as well as outlining new principal investment strategies:

"The Fund's primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Nasdaq 100 Index (the “Index”)."

Material Fund Change Strategies [Text Block]

Under the Fund’s new principal investment strategies, the Fund will seek to generate options premium by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target a distribution rate of approximately 30%. This approach is designed to generate options premium while more fully participating in the gains of the underlying index. This represents a shift from the Fund’s current strategy, which seeks to income by selling a daily put option on the index, which caps the upside capture of index gains on a daily basis.

Defiance Oil Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Oil Enhanced Options Income ETF
Class Name	Defiance Oil Enhanced Options Income ETF
Trading Symbol	USOY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance Oil Enhanced Options Income ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/usoy . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance Oil Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/usoy
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Oil Enhanced Options Income ETF	$ 116	1.11%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated slightly positive total returns. Even though the reference underlying United States Oil Fund LP (''USO'') was only slightly positive on a total return basis, the Fund’s performance was as positive and paid out high monthly and weekly dividends due to taking in weekly option premiums. The Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the weekly moves of the underlying asset.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception ( 5/9/24 )
Defiance Oil Enhanced Options Income ETF - at NAV	9.11%	4.09%
S&P 500® Total Return Index	15.88%	19.33%

Performance Inception Date	May 09, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 06, 2025
Net Assets	$ 57,390,000
Holdings Count | Holdings	9
Advisory Fees Paid, Amount	$ 283,761
Investment Company, Portfolio Turnover	658.00%
Holdings [Text Block]

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of net assets)
United States Treasury Bills	52.6
United States Treasury Notes/Bonds	25.8
First American Government Obligations Fund - Class X, 4.22%	15.9
United States Oil Fund LP, Expiration: 09/03/2025; Exercise Price: $76.00	-0.9
United States Oil Fund LP, Expiration: 09/03/2025; Exercise Price: $75.00	-0.5

Material Fund Change [Text Block]	Fund Changes Effective June 6, 2025 , the Fund changed their distribution frequency from monthly to weekly.
Defiance R2000 Enhanced Options & 0DTE Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance R2000 Enhanced Options & 0DTE Income ETF
Class Name	Defiance R2000 Enhanced Options & 0DTE Income ETF
Trading Symbol	IWMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance R2000 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/iwmy . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance R2000 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/iwmy
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance R2000 Enhanced Options & 0DTE Income ETF	$ 110	1.05%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly and weekly dividends. Since the Fund sells daily, in-the-money Russell 2000 Index (''RUT'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the RUT performance was positive, this, combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception ( 10/30/23 )
Defiance R2000 Enhanced Options & 0DTE Income ETF - at NAV	9.19%	14.76%
S&P 500® Total Return Index	15.88%	28.72%

Performance Inception Date	Oct. 30, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 141,807,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 1,158,296
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of August 31, 2025)

Fund Size (Thousands)	$141,807
Number of Holdings	8
Total Advisory Fee	$1,158,296
Portfolio Turnover	5%

What did the Fund invest in?

(as of August 31, 2025)

Holdings [Text Block]

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]
Top Holdings	(% of net assets)
United States Treasury Bills	55.8
United States Treasury Notes/Bonds	20.3
First American Government Obligations Fund - Class X, 4.22%	9.0
Russell 2000 Index, Expiration: 09/02/2025; Exercise Price: $2,375.00	-0.6

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.defianceetfs.com/iwmy.

Material Fund Change [Text Block]

Fund Changes

Effective April 25, 2025, the Fund changed their distribution frequency from monthly to weekly.

Effective October 23, 2025, the Fund updated it's investment objective to the following, as well as outlining new principal investment strategies:

"The Fund's primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index (the “Index”)."

Under the Fund’s new principal investment strategies, the Fund will seek to generate options premium by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target a distribution rate of approximately 30%. This approach is designed to generate options premium while more fully participating in the gains of the underlying index. This represents a shift from the Fund’s current strategy, which seeks to income by selling a daily put option on the index, which caps the upside capture of index gains on a daily basis.

Material Fund Change Objectives [Text Block]

Effective October 23, 2025, the Fund updated it's investment objective to the following, as well as outlining new principal investment strategies:

"The Fund's primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the Russell 2000 Index (the “Index”)."

Material Fund Change Strategies [Text Block]

Under the Fund’s new principal investment strategies, the Fund will seek to generate options premium by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target a distribution rate of approximately 30%. This approach is designed to generate options premium while more fully participating in the gains of the underlying index. This represents a shift from the Fund’s current strategy, which seeks to income by selling a daily put option on the index, which caps the upside capture of index gains on a daily basis.

Defiance S&P 500 Income Target ETF
Shareholder Report [Line Items]
Fund Name	Defiance S&P 500® Income Target ETF
Class Name	Defiance S&P 500® Income Target ETF
Trading Symbol	SPYT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance S&P 500® Income Target ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/spyt . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance S&P 500® Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/spyt
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Income Target ETF	$ 94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns. Since the underlying S&P 500® Index (''SPX'') was also up over the reporting period, that was to be expected due to the exposure to the index. At the same time, the Fund paid out monthly dividends commensurate with the stated target of 20% per year in distributions. Since the Fund sells daily, near the money SPX call spreads, the Fund can potentially generate returns by delivering both extrinsic time premiums and upside capture of the daily moves of the underlying index. Unlike traditional covered calls which hard cap the upside, selling call spreads results in a soft cap where once the underlying index passes above the long leg in the spread, investors can rejoin upward participation in markets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception ( 3/4/24 )
Defiance S&P 500® Income Target ETF - at NAV	11.89%	14.33%
S&P 500® Total Return Index	15.88%	18.24%

Performance Inception Date	Mar. 04, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 111,164,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 782,212
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$111,164
Number of Holdings	4
Total Advisory Fee	$782,212
Portfolio Turnover	31%
What did the Fund invest in? (as of August 31, 2025)
Holdings [Text Block]

Security Type - Investments &

Other Financial Instruments

(% of total net assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]
Top Holdings	(% of net assets)
iShares Core S&P 500 ETF	99.9
S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,460.26	-0.3
S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,473.18	0.2
First American Government Obligations Fund - Class X, 4.22%	0.1

Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance S&P 500® Enhanced Options & 0DTE Income ETF
Class Name	Defiance S&P 500® Enhanced Options & 0DTE Income ETF
Trading Symbol	WDTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance S&P 500® Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/wdte . You can also request this information by contacting us at (833) 333-9383 or by writing to the Defiance S&P 500® Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(833) 333-9383
Additional Information Website	www.defianceetfs.com/wdte
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Enhanced Options & 0DTE Income ETF	$ 108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

During the reporting period, the Fund generated positive total returns while paying out substantial monthly and weekly dividends. Since the Fund sells daily, in-the-money S&P 500® Index (''SPX'') puts, the Fund can potentially generate returns by delivering both extrinsic time premiums and limited upside capture of the daily moves of the underlying index. During the reporting period, since the SPX performance was positive, this combined with extrinsic premiums captured, enabled the Fund to also produce positive total returns for investors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended August 31, 2025:	1 Year	Since Inception ( 9/18/25 )
Defiance S&P 500® Enhanced Options & 0DTE Income ETF - at NAV	9.39%	12.58%
S&P 500® Total Return Index	15.88%	22.65%

Performance Inception Date	Sep. 18, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 73,127,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 757,422
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2025)

Fund Size (Thousands)	$73,127
Number of Holdings	8
Total Advisory Fee	$757,422
Portfolio Turnover	4%
What did the Fund invest in? (as of August 31, 2025)
Holdings [Text Block]	Sectors - Investments (% of total net assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]
Top Holdings	(% of net assets)
United States Treasury Bills	54.8
United States Treasury Notes/Bonds	25.1
First American Government Obligations Fund - Class X, 4.22%	5.0
S&P 500 Index, Expiration: 09/02/2025; Exercise Price: $6,475.00	-0.4

Material Fund Change [Text Block]

Fund Changes

Effective April 25, 2025, the Fund changed their distribution frequency from monthly to weekly.

Effective October 23, 2025, the Fund updated it's investment objective to the following, as well as outlining new principal investment strategies:

"The Fund's primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500® Index (the “Index”)."

Under the Fund’s new principal investment strategies, the Fund will seek to generate options premium by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target a distribution rate of approximately 30%. This approach is designed to generate options premium while more fully participating in the gains of the underlying index. This represents a shift from the Fund’s current strategy, which seeks to income by selling a daily put option on the index, which caps the upside capture of index gains on a daily basis.

Material Fund Change Objectives [Text Block]

Effective October 23, 2025, the Fund updated it's investment objective to the following, as well as outlining new principal investment strategies:

"The Fund's primary investment objective is to seek current income.

The Fund’s secondary investment objective is to seek exposure to the performance of the S&P 500® Index (the “Index”)."

Material Fund Change Strategies [Text Block]

Under the Fund’s new principal investment strategies, the Fund will seek to generate options premium by maintaining long exposure to its reference index and selling a daily call option spread on that index. The Fund will target a distribution rate of approximately 30%. This approach is designed to generate options premium while more fully participating in the gains of the underlying index. This represents a shift from the Fund’s current strategy, which seeks to income by selling a daily put option on the index, which caps the upside capture of index gains on a daily basis.

[1]	Amount is less than 0.05%.